Shareholders' Equity and Net Income Per Common Share - Earnings Per Share Reconciliation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share Reconciliation [Abstract]
Net income	$ 66,790	$ 59,067	$ 63,351
Weighted average shares outstanding (in shares)	20,892	20,976	21,096
Stock units for deferred compensation plan for non-employee directors (in shares)	180	160	137
Performance share units (in shares)	31	23	25
Effect of stock options (in shares)	3	11	38
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)	21,106	21,170	21,296
Net income per common share
Basic (in dollars per share)	$ 3.20	$ 2.82	$ 3.00
Diluted (in dollars per share)	$ 3.16	$ 2.79	$ 2.97